Prepayment and other current assets	12 Months Ended
Dec. 31, 2024
Prepayment and other current assets
Prepayment and other current assets

Note 4 — Prepayment and other current assets

Prepayment and other current assets consisted of the following:

	December 31,	December 31,	December 31,
	2023	2024	2024
	RMB	RMB	US$
Prepaid expenses	—	8,617,132	1,180,541
Escrow deposit	—	3,284,685	450,000
Other receivables	34,151	202,289	27,715
Total	34,151	12,104,106	1,658,256